PARTLY OWNED SUBSIDIARY WITH MATERIAL NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2021
Partly Owned Subsidiary With Material Non-controlling Interests
PARTLY OWNED SUBSIDIARY WITH MATERIAL NON-CONTROLLING INTERESTS

30.	PARTLY OWNED SUBSIDIARY WITH MATERIAL NON-CONTROLLING INTERESTS

Financial information of the subsidiary that has material non-controlling interests is provided below:

Proportion of equity interest held by non-controlling interests:

Name	Country of incorporation and operation	2020	2021

Shanghai Onway	PRC/Mainland China	49%	49%

	2019	2020	2021	2021
	CNY	CNY	CNY	US$
	(As adjusted)	(As adjusted)

Loss for the year allocated to non-controlling interests:

Shanghai Onway	(4,886)	(1,415)	(6,819)	(1,073)

Dividends paid to non-controlling interests:

Shanghai Onway	—	—	4,900	771

Accumulated balances of non-controlling interest:

Shanghai Onway	120,487	119,072	107,353	16,890

The summarized financial information of the subsidiary is provided below. This information is based on amounts before inter-company eliminations.

2021	Shanghai Onway
	CNY	US$

Revenue	18,735	2,948
Total expenses	(32,312)	(5,084)
Loss for the year	(13,577)	(2,136)
Total comprehensive loss for the year	(13,577)	(2,136)

Current assets	187,619	29,519
Non-current assets	126,573	19,914
Current liabilities	(40,716)	(6,406)
Non-current liabilities	(40,259)	(6,334)

Net cash flows used in operating activities	(8,758)	(1,378)
Net cash flows used in investing activities	(1,509)	(237)
Net cash flows used in financing activities	(3,972)	(625)
Effect of foreign exchange rate changes, net	—	—

Net decrease in cash and cash equivalents	(14,239)	(2,240)

2020	Shanghai Onway
	CNY	US$

Revenue	35,631	5,606
Total expenses	(38,362)	(6,036)
Loss for the year	(2,731)	(430)
Total comprehensive loss for the year	(2,731)	(430)

Current assets	192,437	30,277
Non-current assets	153,073	24,084
Current liabilities	(47,445)	(7,465)
Non-current liabilities	(34,542)	(5,435)

Net cash flows used in operating activities	(44,883)	(7,062)
Net cash flows used in investing activities	(5,608)	(882)
Net cash flows from financing activities	48,688	7,660
Effect of foreign exchange rate changes, net	—	—

Net decrease in cash and cash equivalents	(1,803)	(284)

2019	Shanghai Onway
	CNY	US$

Revenue	134,210	21,116
Total expenses	(120,264)	(18,922)
Profit for the year	13,946	2,194
Total comprehensive income for the year	13,946	2,194

Net cash flows used in operating activities	(27,121)	(4,267)
Net cash flows used in investing activities	(2,648)	(417)
Net cash flows from financing activities	43,109	6,783
Effect of foreign exchange rate changes, net	—	—

Net increase in cash and cash equivalents	13,340	2,099